PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Disclosure Text Block Supplement [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	Prepaid expenses and other current assets consisted of the following:
	February 28, 2021	May 31, 2020
Deposits	$2,253	$2,315
Prepaid expenses	390,788	231,777
Total	$393,041	$234,092

Prepaid expenses and other current assets consisted of the following at May 31, 2020 and 2019:

	May 31,	May 31,
	2020	2019
Deposits	$2,315	211,493
Prepaid expenses	231,777	178,920
Total	$234,092	$390,413